                                                     ARMADA
SEMI-ANNUAL REPORT
                                                     FUNDS
NOVEMBER 30, 1997
                                                     TAX
(UNAUDITED)
                                                     EXEMPT

                                                     SERIES


ARMADA OHIO TAX EXEMPT FUND
ARMADA PENNSYLVANIA MUNICIPAL FUND




                                                      [ARMADA FUNDS LOGO]
                                                Financial Power Close at Hand

LOGO                        ARMADA FUNDS
                            TAX EXEMPT SERIES
                            SEMI-ANNUAL REPORT - NOVEMBER 30, 1997
                            (UNAUDITED)

                                   TABLE OF CONTENTS
                                   Chairman's Message.......................................     1
                                   Tax Exempt Market Overview...............................     3
                                   FUND OVERVIEWS
                                   Armada Ohio Tax Exempt Fund..............................     4
                                   Armada Pennsylvania Municipal Fund.......................     6
                                   PORTFOLIOS OF INVESTMENTS AND FINANCIAL HIGHLIGHTS
                                   Armada Ohio Tax Exempt Fund..............................     8
                                   Armada Pennsylvania Municipal Fund.......................    13
                                   FINANCIAL STATEMENTS
                                   Statement of Assets and Liabilities......................    17
                                   Statement of Operations..................................    18
                                   Statement of Changes in Net Assets.......................    19
                                   NOTES TO FINANCIAL STATEMENTS............................    20

- SHARES OF ARMADA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY NATIONAL CITY BANK, NATIONAL ASSET MANAGEMENT CORPORATION, THEIR AFFILIATES OR ANY BANK.
- SHARES OF ARMADA FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, OR ANY GOVERNMENTAL AGENCY OR STATE.
- AN INVESTMENT IN ARMADA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
- PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE, AND THE INVESTMENT RETURN WILL FLUCTUATE.

National City Bank and National Asset Management Corporation serve as investment advisers to Armada Funds for which they receive an investment advisory fee. For more complete information about Armada Funds, including charges and expenses, please contact your investment specialist or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money. Armada Funds are distributed by SEI Investments Distribution Co. (SIDC), Oaks, PA 19456. SIDC is not affiliated with National City Bank and is not a bank.
  ARMADA
  OHIO TAX
  EXEMPT FUND
  ARMADA
  PENNSYLVANIA
  MUNICIPAL
  FUND

LOGO                        CHAIRMAN'S MESSAGE

                            DEAR ARMADA FUNDS SHAREHOLDER:

                              It is my pleasure to update you on the semi-annual
                            performance of the Armada Funds. As of November 30, 1997, the Funds held total assets of $6.09 billion, an increase of 13% over the total assets of six months ago. This growth is the direct result of additional investments by shareholders and strong, ongoing improvement in investment income.

                            INVESTMENT PERFORMANCE EARNS NATIONAL RECOGNITION

                              Our performance has been impressive considering
                            the relatively high volatility in the recent market. Especially noteworthy has been the recognition given to Armada Funds by industry publications as exemplified by the following:

                                 - The Armada Equity Growth Fund was highlighted
                                   in Investor's Business Daily as one of the leading mutual funds for the past three years.

                                 - The Armada Small Cap Value Fund (formerly the
                                   Mid Cap Regional Fund) was awarded a 5-star rating from Morningstar on August 31, 1997.

                                 - The Armada GNMA Fund was recognized by The
                                   Wall Street Journal on October 14, 1997 as one of the top GNMA funds in the country.

                                 - In the December 1997 issue of Mutual Funds
                                   Magazine, the entire Armada Family of Funds was awarded 4 stars out of a possible five.

                            EXPANDING AND CLARIFYING OUR RANGE OF INVESTMENT CHOICES

                              The range of investment opportunities for current
                            and potential shareholders was significantly expanded in August with the addition of three new equity funds. Within the Armada Equity Series, you now can diversify across large and small market capitalizations, and take advantage of both growth and value styles of investing. The six funds in the Series are:

                                Armada Core Equity Fund            Armada Small Cap Growth Fund
                                Armada International Equity
                                  Fund                             Armada Equity Income Fund
                                Armada Equity Growth Fund          Armada Small Cap Value Fund

LOGO                        CHAIRMAN'S MESSAGE

                            CHANGES APPROVED BY SHAREHOLDERS

                              Several changes were approved at our November 1997
                            shareholder meeting. Additionally, three funds were renamed to more accurately reflect their investment style and fund characteristics:

                            Armada Small Cap Value Fund is the new name for the former Armada Mid Cap Regional Fund.

                            Armada Bond Fund is the new name for the former Armada Intermediate Government Fund.

                            Armada Intermediate Bond Fund is the new name for the former Armada Fixed Income Fund.

                            Other changes were made to clarify the investment objectives and limitations for a number of funds. Also, all of the funds elected the Board of Trustees who are listed on the back page of this report.

                              If you would like more information about your
                            investment, or any of the Armada Funds, please call your account representative or
                            1-800-622-FUND (3863). Or you can find us on the World Wide Web at www.national-city.com. Click Invest It! for Armada Funds information. We are pleased to answer your questions and look forward to serving your investment needs now and in the years to come.

                              Best wishes for a happy, healthy and rewarding
                            1998.

                            Sincerely,

                            /s/ Robert D. Neary
                            Robert D. Neary
                            Chairman
                            Armada Funds

LOGO   TAX EXEMPT MARKET OVERVIEW

                            REMARKS FROM THE ADVISERS

"THE ONLY MATERIAL EFFECT TO
THE
MARKET IS THE LOWERING OF
CAPITAL
GAINS TAXES, TO A 20% LEVEL,
THAT
COULD LESSEN MUTUAL FUND
INVESTING FOR INCOME AND TILT
INVESTORS MORE TOWARD TOTAL
RETURN."
                              The decoupling of the taxable and tax-exempt
                            markets, that began in June continued through the calendar year end. Two main reasons have caused this decoupling and the resulting performance differential: a heavy municipal issuance calendar versus low corporate and Treasury issuance, and the fact that municipal yield levels suffer from being too low to impress the retail investor who has become accustomed to 5% returns for ten-year maturities.

                              During the year's second half, the tax-exempt
                            markets were focused on several issues, ranging from tax legislation to credit quality issues, with a direct impact on tax-exempt securities.

                              While tax legislation was perhaps the most
                            dramatic concern of the tax-exempt markets, the "Balanced Budget" deal struck in Congress left the municipal market relatively unaffected. The only material effect to the market is the lowering of capital gains taxes, to a 20% level, that could lessen mutual fund investing for income and tilt investors more toward total return.

                              Perhaps the biggest story in the municipal market
                            is the continued positive credit picture. Standard and Poor's Public Finance third quarter ratings upgrades lead downgrades by 30 to 1. Four state school enhancement programs (New York, Minnesota, Colorado, and South Carolina) contributed heavily to the upgrade activity affecting 256 local school upgrades totaling over $3 billion. Furthermore, state general obligation ratings upgrades for New York, Minnesota and Georgia were also recorded. The continued national economic expansion has improved balance sheets throughout all municipal sectors.

                              Investors have often turned to lower credit
                            quality issues in their search for higher returns. At this juncture one should wonder if it is worth the additional risk. Last December, a BAA credit twenty year bond would have yielded 0.60% higher than a pristine AAA.

                              Today that spread is down to only 0.35%, with
                            little hope of widening for reasons already noted. Overall, we feel that municipals offer value at these levels versus their taxable counterparts.

LOGO   ARMADA OHIO TAX EXEMPT FUND OVERVIEW

                            COMMENTS FROM THE MANAGER

PORTFOLIO MANAGER:
FIXED INCOME TEAM,
 NATIONAL CITY'S
 ASSET MANAGEMENT GROUP
FUND'S DATE OF INCEPTION:
JANUARY 5, 1990
(INSTITUTIONAL SHARES)
APRIL 15, 1991 (RETAIL
SHARES)
ASSETS:
$102,498,373 (INSTITUTIONAL
SHARES)
$  4,083,191 (RETAIL SHARES)
INVESTMENT OBJECTIVE:
PROVIDE AS HIGH A LEVEL OF
INTEREST INCOME EXEMPT FROM
FEDERAL INCOME TAX AND, TO
THE
EXTENT POSSIBLE, FROM OHIO
PERSONAL INCOME TAX, AS IS
CONSISTENT WITH CONSERVATION
OF CAPITAL.
                            RECENT PERFORMANCE

                              For the three months ended November 30, 1997, the
                            Armada Ohio Tax Exempt Fund returned 1.88% to both Institutional and Retail (before sales charges) shareholders. For the last six months, the returns were 4.22% for both Institutional and Retail. By comparison, the Lehman Seven-Year Municipal Bond Index returned 2.01% for the quarter and 4.63% for six months.

                              Stronger credits, such as many in Ohio, continue
                            to lag the overall market as investors search for the higher yield of weaker credits. In the main, state general obligations have lagged local general obligations, and they have both lagged revenue issues through this period. New York state has tightened to under 0.10% compared to the state of Ohio where 0.20% was available last May.

                            FUND STRUCTURE

                              The Armada Ohio Tax Exempt Fund has an average
                            maturity of 7.3 years and an effective duration of
                            5.8 years. This is an extension of one year of average maturity and 0.5 years of duration during the last six months. The portfolio continues to be of AA1 quality. General Obligations are 48% of the Fund, and the remainder are revenue issues such as higher education, water, and sewer issues.

                            LOOKING AHEAD

                              The relative attractiveness of municipal bonds
                            compared to U. S. Treasuries should continue over the next few months. We feel that this is an opportunity to lengthen average maturity while maintaining credit quality.

                              The state of Ohio continues to wrestle with the
                            Ohio Supreme Court ordered school funding solution due by March, 1998. Politics have stalled any meaningful resolution at this juncture, but we continue to monitor the situation.

LOGO   ARMADA OHIO TAX EXEMPT FUND OVERVIEW

                            COMMENTS FROM THE MANAGER
"THE RELATIVE ATTRACTIVENESS
OF
MUNICIPAL BONDS COMPARED TO
U.S. TREASURIES SHOULD
CONTINUE
OVER THE NEXT FEW MONTHS. WE
FEEL THAT THIS IS AN
OPPORTUNITY
TO LENGTHEN AVERAGE MATURITY
WHILE MAINTAINING CREDIT

QUALITY."
                                                               ==================================================================
                                                                                   TOTAL RETURNS as of 11/30/97
                                                                                                        Six Months      1-Year
                                                                                                      ---------------------------
                                                                Armada Ohio Tax Exempt Fund
                                                                Institutional Shares(1)                     4.22%         5.53%
                                                               ------------------------------------------------------------------
                                                                Armada Ohio Tax Exempt Fund
                                                                Retail Shares With Sales Charge             1.14%         2.35%
                                                                         Without Sales Charge               4.22%         5.53%
                                                               ------------------------------------------------------------------

                                                               ==================================================================
                                                                                  TOTAL RETURNS as of 11/30/97
                                                                                                        3-Years(4)  5-Years(4)
                                                                Armada Ohio Tax Exempt Fund
                                                                Institutional Shares(1)                     8.07%       5.87%
                                                               ------------------------------------------------------------------
                                                                Armada Ohio Tax Exempt Fund
                                                                Retail Shares With Sales Charge             6.96%       5.25%
                                                                         Without Sales Charge               8.05%       5.89%
                                                               ------------------------------------------------------------------

                                                               ==================================================================
                                                                                  TOTAL RETURNS as of 11/30/97
                                                                                                        Since Inception(2,4)
                                                                Armada Ohio Tax Exempt Fund
                                                                Institutional Shares(1)                         6.05%
                                                               ------------------------------------------------------------------
                                                                Armada Ohio Tax Exempt Fund
                                                                Retail Shares With Sales Charge                 5.64%
                                                                         Without Sales Charge                   6.05%
                                                               ------------------------------------------------------------------

                                Past performance is not predictive of future
                                                performance.

                                     GROWTH OF A $10,000 INVESTMENT (3)

                  Measurement Period
                 (Fiscal Year Covered)                            Retail Shares                Institutional Shares
Jan-1990                                                                        9700.00                        10000.00
May-1990                                                                        9718.58                        10019.84
Nov-1990                                                                       10111.26                        10424.71
May-1991                                                                       10438.15                        10761.74
Nov-1991                                                                       10740.81                        11073.78
May-1992                                                                       11088.02                        11429.81
Nov-1992                                                                       11594.14                        11962.32
May-1993                                                                       12227.46                        12614.23
Nov-1993                                                                       12700.41                        13101.46
May-1994                                                                       12507.28                        12902.09
Nov-1994                                                                       12234.02                        12608.63
May-1995                                                                       13337.53                        13755.15
Nov-1995                                                                       13957.60                        14393.21
May-1996                                                                       13918.25                        14354.51
Nov-1996                                                                       14623.20                        15080.03
May-1997                                                                       14806.36                        15269.47
Nov-1997                                                                       15431.64                        15913.26

                  Measurement Period
                 (Fiscal Year Covered)                            Bond Index
Jan-1990                                                                     10000.00
May-1990                                                                     10187.51
Nov-1990                                                                     10710.80
May-1991                                                                     11207.37
Nov-1991                                                                     11743.10
May-1992                                                                     12215.45
Nov-1992                                                                     12853.57
May-1993                                                                     13496.13
Nov-1993                                                                     14052.06
May-1994                                                                     13940.59
Nov-1994                                                                     13705.36
May-1995                                                                     15078.02
Nov-1995                                                                     15801.17
May-1996                                                                     15777.22
Nov-1996                                                                     16630.98
May-1997                                                                     16858.35
Nov-1997                                                                     17639.32

                            1 Institutional shares are sold primarily to banks
                              and trust companies which are affiliated with National City Corporation and clients of National Asset Management Corporation ("NAM"). Certain account level charges may apply.

                            2 The Armada Ohio Tax Exempt Fund's date of
                              inception was January 5, 1990 for Institutional shares and April 15, 1991 for Retail shares. The performance information of the Retail shares includes information from the commencement of operations of the Institutional shares, rather than the date Retail shares were introduced. The performance of the Retail shares prior to their introduction date does not reflect shareholder servicing fees, which, if reflected, would reduce the performance quoted for such periods.

                            3 The return and principal value of an investment
                              will fluctuate. When redeemed, shares may be worth more or less than their original cost.

                            4 Annualized.

LOGO   ARMADA PENNSYLVANIA MUNICIPAL FUND OVERVIEW

                            COMMENTS FROM THE MANAGER

PORTFOLIO MANAGER:
FIXED INCOME TEAM,
 NATIONAL CITY'S
 ASSET MANAGEMENT GROUP
FUND'S DATE OF INCEPTION:
AUGUST 10, 1994
(INSTITUTIONAL SHARES)
SEPTEMBER 11, 1996 (RETAIL
SHARES)
ASSETS:
$37,319,359 (INSTITUTIONAL
SHARES)
$    78,100 (RETAIL SHARES)
INVESTMENT OBJECTIVE:
PROVIDE CURRENT INCOME EXEMPT
FROM BOTH REGULAR FEDERAL
INCOME
AND PENNSYLVANIA PERSONAL
INCOME TAXES WHILE PRESERVING
CAPITAL.
                            RECENT PERFORMANCE

                              For the three months ended November 30, 1997, the
                            Armada Pennsylvania Municipal Fund returned 1.74% for Institutional shares and 1.72% (before sales charges) for Retail shares. For the last six months, the returns were 3.85% for Institutional and 3.79% for Retail shareholders. These figures compare to the Lehman Seven-Year Municipal Bond Index returns of 2.01% for the quarter and 4.63% for the past six months.

                              Pennsylvania has continued to benefit from the
                            overall strength of the national economy, and balance sheets of Pennsylvania issuers have seen continued improvement. Quality spreads have continued to narrow as New York state seven year maturities yield only 0.05% higher than Pennsylvania where the difference in return was 0.15% as recently as last May.

                            FUND STRUCTURE

                              The Fund has lengthened its average maturity
                            closer to seven years, and the effective duration is at 5.55 years, right on the Lehman Seven-Year Municipal Index. This was done with no retreat from the overall high credit quality of the portfolio. Seventy-five percent of the Fund holdings are rated AAA by at least one of the major rating agencies.

                            LOOKING AHEAD

                              The relative attractiveness of municipal bonds
                            compared to U. S. Treasuries should continue over the next few months. We feel that this is an opportunity to lengthen average maturity while maintaining credit quality.

LOGO   ARMADA PENNSYLVANIA MUNICIPAL FUND OVERVIEW

                            COMMENTS FROM THE MANAGER
"PENNSYLVANIA HAS CONTINUED
TO
BENEFIT FROM THE OVERALL
STRENGTH
OF THE NATIONAL ECONOMY, AND
BALANCE SHEETS OF
PENNSYLVANIA
ISSUERS HAVE SEEN CONTINUED
IMPROVEMENT."

                                                            ====================================================================

                                                                                TOTAL RETURNS as of 11/30/97
                                                                                                      Six Months      1-Year
                                                                                                     ---------------------------
                                                             Armada Pennsylvania Municipal Fund
                                                             Institutional Shares(1)                      3.85%         5.41%
                                                            --------------------------------------------------------------------
                                                             Armada Pennsylvania Municipal Fund
                                                             Retail Shares With Sales Charge              0.64%         2.14%
                                                                      Without Sales Charge                3.79%         5.30%
                                                            --------------------------------------------------------------------

                                                            ====================================================================
                                                                                TOTAL RETURNS as of 11/30/97
                                                                                                           3-Years(2,4)
                                                             Armada Pennsylvania Municipal Fund
                                                             Institutional Shares(1)                            6.84%
                                                            --------------------------------------------------------------------
                                                             Armada Pennsylvania Municipal Fund
                                                             Retail Shares With Sales Charge                    5.72%
                                                                      Without Sales Charge                      6.80%
                                                            --------------------------------------------------------------------

                                                            ====================================================================
                                                                                TOTAL RETURNS as of 11/30/97
                                                                                                       Since Inception(2,4)
                                                             Armada Pennsylvania Municipal Fund
                                                             Institutional Shares(1)                            5.59%
                                                            --------------------------------------------------------------------
                                                             Armada Pennsylvania Municipal Fund
                                                             Retail Shares With Sales Charge                    4.59%
                                                                      Without Sales Charge                      5.55%
                                                            --------------------------------------------------------------------

                                Past performance is not predictive of future
                                                performance.

                                     GROWTH OF A $10,000 INVESTMENT (3)

                  Measurement Period                       Lehman 7-Year Municipal Bond
                 (Fiscal Year Covered)                        Index (Institutional)               Institutional
Aug-1994                                                                       10000.00                        10000.00
Nov-1994                                                                        9712.05                         9818.75
May-1995                                                                       10684.76                        10518.74
Nov-1995                                                                       11197.21                        10861.94
May-1996                                                                       11180.24                        10857.95
Nov-1996                                                                       11785.24                        11360.85
May-1997                                                                       11946.36                        11531.98
Nov-1997                                                                       12499.78                        11975.64

                  Measurement Period
                 (Fiscal Year Covered)                     Retail with sales charge
Aug-1994                                                                      9700.00
Nov-1994                                                                      9523.51
May-1995                                                                     10202.44
Nov-1995                                                                     10535.29
May-1996                                                                     10531.47
Nov-1996                                                                     11016.72
May-1997                                                                     11177.04
Nov-1997                                                                     11601.06

                            1 Institutional shares are sold primarily to banks
                              and trust companies which are affiliated with National City Corporation and clients of National Asset Management Corporation ("NAM"). Certain account level charges may apply.

                            2 The Armada Pennsylvania Municipal Fund's date of
                              inception was August 10, 1994 for Institutional shares and September 11, 1996 for Retail shares. The performance of the Retail shares includes information from the commencement of operations of the Institutional shares, rather than the date Retail shares were introduced. The performance of the Retail shares prior to their introduction date does not reflect shareholder servicing fees, which, if reflected, would reduce the performance quoted for such periods.

                            3 The return and principal value of an investment
                              will fluctuate. When redeemed, shares may be worth more or less than their original cost.

                            4 Annualized.

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA OHIO TAX EXEMPT FUND
(UNAUDITED)

                                     PAR
                          MATURITY  (000)      VALUE
                          --------  ------  ------------
MUNICIPAL BONDS -- 98.3%
OHIO -- 98.3%
  Akron Economic Development
    Revenue
      5.75%.............. 12/01/09  $1,680  $  1,824,900
      6.00%.............. 12/01/12     935     1,030,837
  Akron Waterworks Revenue
      5.15%.............. 03/01/01     500       515,625
      4.90%.............. 03/01/08     500       507,500
  Allen County General Obligation
      4.95%.............. 12/01/04     500       518,125
  Ashland City School District
      5.00%.............. 12/01/08     250       257,187
      5.10%.............. 12/01/09     245       252,656
  Ashland Sanitation Sewer System
    General Obligation
      3.96%.............. 03/19/98     750       750,127
  Beavercreek Local School
    District General Obligation
      5.25%.............. 12/01/07   1,130     1,190,737
  Brown County General Obligation
      5.20%.............. 12/01/04     455       478,319
  Butler County Sewer System
    Revenue
      6.00%.............. 12/01/04     500       541,875
  Celina Ohio City School District
      5.25%.............. 12/01/20   1,750     1,745,625
  Chagrin Falls Village School
    District General Obligation
      4.50%.............. 02/10/98     300       300,360
  Cincinnati General Obligation
      5.25%.............. 12/01/98     250       253,405
      5.38%.............. 12/01/99     250       257,187
  Clermont County Waterworks
    Revenue
      5.30%.............. 12/01/05     500       526,250
  Cleveland Heights General
    Obligation
      5.40%.............. 12/01/00     900       934,875
  Cleveland Waterworks Revenue
      6.50%.............. 01/01/02   1,000     1,098,750
      5.40%.............. 01/01/06     500       528,125

                                     PAR
                          MATURITY  (000)      VALUE
                          --------  ------  ------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Columbus City School District
    General Obligation
      6.65%.............. 12/01/02  $  900  $  1,009,125
  Columbus General Obligation
      5.25%.............. 05/01/02   1,000     1,043,750
      5.30%.............. 05/01/03   1,000     1,050,000
  Columbus Sewer Revenue
      6.20%.............. 06/01/04   1,500     1,642,500
      5.05%.............. 06/15/05   1,000     1,037,500
  Columbus Water System Revenue
      5.80%.............. 02/15/01     500       526,250
      6.00%.............. 11/01/02     330       356,812
  Cuyahoga County Hospital Revenue
    (Cleveland Clinic Foundation)
      3.85%.............. 12/03/97   2,000     2,000,000
      6.00%.............. 11/15/03     890       966,762
      6.13%.............. 11/15/04     840       917,700
  Cuyahoga County Hospital Revenue
    (University Hospital Health)
    Series A
      6.00%.............. 01/15/06   1,000     1,093,750
      5.25%.............. 01/15/08   1,500     1,560,000
  Dayton Bond Anticipation Notes
      3.80%.............. 12/16/97     500       499,995
  Delaware City School District
    General Obligation
      5.25%.............. 12/01/06     500       526,875
  Delaware County General
    Obligation
      5.25%.............. 12/01/06     500       522,500
  Delaware County Sewer Revenue
      5.45%.............. 12/01/08     250       262,500
  Dublin City School District
    General Obligation
      0.00%.............. 12/01/10   2,455     1,301,150
  Forest Hills Local School
    District General Obligation
      6.00%.............. 12/01/08   1,210     1,346,125
      6.00%.............. 12/01/09     830       916,112

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA OHIO TAX EXEMPT FUND
(UNAUDITED)

                                     PAR
                          MATURITY  (000)      VALUE
                          --------  ------  ------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
Franklin County General Obligation
      6.00%.............. 12/01/01  $  500  $    540,000
      6.38%.............. 12/01/01     500       546,250
      5.05%.............. 12/01/05   2,000     2,090,000
  Franklin County Hospital Revenue
      7.60%.............. 05/15/00   1,500     1,646,250
      4.50%.............. 12/01/20   1,000     1,011,250
  Gahanna-Jefferson City School
    District General Obligation
      5.40%.............. 12/01/04     280       291,900
  Granville Local School District
    General Obligation
      4.65%.............. 12/01/05     500       505,625
  Greene County Water Works
    Systems Revenue
      5.30%.............. 12/01/05     500       526,250
  Hamilton County General
    Obligation
      5.75%.............. 12/01/01     250       264,062
      5.00%.............. 12/01/08     675       683,437
      5.13%.............. 12/01/08   1,000     1,037,500
  Hamilton County Sewer Revenue
      6.20%.............. 12/01/00   1,000     1,058,750
      5.30%.............. 12/01/06   1,000     1,053,750
      5.40%.............. 12/01/08   1,000     1,068,750
      5.50%.............. 12/01/10   1,240     1,323,700
      5.00%.............. 12/01/17   1,000       982,500
  Hilliard City Schools General
    Obligation
      5.30%.............. 12/01/99     250       255,938
      5.90%.............. 12/01/04   1,000     1,077,500
  Hudson Local School District
    General Obligation
      5.00%.............. 12/15/02     500       518,125
      5.55%.............. 12/01/03     500       521,875
  Kent State University General
    Receipts
      6.15%.............. 05/01/04     250       272,500
  Kettering General Obligation
      5.15%.............. 12/01/05     550       570,625
  Lake County General Obligation
      5.30%.............. 12/01/98     250       253,478
                                     PAR
                          MATURITY  (000)      VALUE
                          --------  ------  ------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Lakewood General Obligation
      6.50%.............. 12/01/12  $1,500  $  1,638,750
  Loveland City School District
    General Obligation
      6.00%.............. 12/01/00     250       261,563
  Marysville Local School District
    General Obligation
      5.10%.............. 12/01/04     500       519,375
  Miami University General
    Receipts
      5.40%.............. 12/01/05   1,000     1,056,250
  Miamisburg Sewer System Revenue
      5.00%.............. 11/15/08     500       511,250
  Middleburg Heights Hospital
    Revenue (Southwest General
    Hospital)
      6.75%.............. 08/15/01   1,760     1,942,600
  Montgomery County Revenue
      5.00%.............. 12/01/09   1,000       998,750
  Montgomery County Solid Waste
    Revenue
      5.13%.............. 11/01/08     500       515,000
      5.35%.............. 11/01/10     500       515,625
  Newark General Obligation
      5.45%.............. 12/01/02   1,000     1,053,750
  North Canton City School
    District General Obligation
      5.25%.............. 12/01/01     500       520,000
  Northeast Ohio Regional Sewer
    Revenue
      6.40%.............. 11/15/01     250       272,500
      6.50%.............. 11/15/01     500       546,875
  Oak Hills School District
    General Obligation
      5.65%.............. 12/01/07     350       378,438
  Ohio State Building Authority
      5.20%.............. 10/01/04     500       523,750
  Ohio State Capital Facilities
    General Obligation Series A
      5.40%.............. 10/01/07   1,000     1,055,000

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA OHIO TAX EXEMPT FUND
(UNAUDITED)

                                     PAR
                          MATURITY  (000)      VALUE
                          --------  ------  ------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
Ohio State Higher Education
Facility Revenue (Case Western
Reserve University)
      5.00%.............. 10/01/10  $  905  $    915,181
      5.00%.............. 07/01/18     600       577,500
  Ohio State Higher Education
    Facility Revenue (Denison
    University Project)
      5.25%.............. 11/01/09     500       513,750
  Ohio State Higher Education
    Facility Revenue (John Carroll
    University Project)
      5.75%.............. 04/01/19   1,000     1,026,250
  Ohio State Higher Education
    Facility Revenue (University
    of Dayton)
      5.88%.............. 12/01/04     250       267,188
  Ohio State Public Facilities
    (Higher Education)
    Series II-A
      5.50%.............. 12/01/00     500       518,750
      5.20%.............. 05/01/06     500       520,000
      5.20%.............. 05/01/07   1,000     1,036,250
      4.25%.............. 12/01/07   1,000       971,250
      4.50%.............. 11/01/08   1,000       983,750
    Series II-B
      5.70%.............. 11/01/03   1,000     1,071,250
  Ohio State Public Facilities
    (Mental Health)
      5.00%.............. 12/01/02   1,000     1,032,500
      6.80%.............. 12/01/02   2,000     2,140,000
  Ohio State University General
    Receipts
      5.40%.............. 12/01/02   1,500     1,584,375
  Ohio State Water Development
    Authority Pollution Control
    Facilities
      5.90%.............. 06/01/00     500       520,000
      5.90%.............. 12/01/02     320       342,800
      5.00%.............. 12/01/07   1,000     1,030,000
                                     PAR
                          MATURITY  (000)      VALUE
                          --------  ------  ------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State Water Development
    Authority Pure Water
      5.50%.............. 12/01/01  $1,000  $  1,051,250
      5.55%.............. 06/01/04   1,000     1,063,750
      5.75%.............. 12/01/05     500       535,625
      5.60%.............. 06/01/07   1,500     1,612,500
  Orrville Electric System Revenue
      5.50%.............. 12/01/08   1,220     1,299,300
  Portage County General
    Obligation
      6.00%.............. 12/01/03     915       966,469
      5.10%.............. 12/01/12     750       758,438
  Richland County General
    Obligation
      4.85%.............. 12/01/04     200       205,750
      5.25%.............. 12/01/05     165       173,044
      5.20%.............. 12/01/08     515       531,738
  Solon General Obligation
      5.50%.............. 12/01/04     220       232,100
  Springfield Local School
    District General Obligation
      6.10%.............. 12/01/03     250       270,313
  State of Ohio General Obligation
      5.70%.............. 05/15/98     500       504,445
      5.00%.............. 08/01/00     500       512,500
      5.15%.............. 09/01/01     500       519,375
      4.70%.............. 08/01/03   1,000     1,026,250
      5.20%.............. 08/01/08   1,000     1,035,000
  State of Ohio Highways General
    Obligation
      4.75%.............. 05/15/02   1,000     1,025,000
  Strongville City School District
    General Obligation
      5.15%.............. 12/01/08   1,000     1,052,500
      5.90%.............. 12/01/15   1,575     1,669,500
  University of Cincinnati General
    Receipts Series W
      5.70%.............. 06/01/12   1,240     1,286,500
  Upper Arlington City School
    District General Obligation
      6.00%.............. 12/01/05     670       738,675
  Upper Arlington General
    Obligation
      6.20%.............. 12/01/01     270       290,588

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA OHIO TAX EXEMPT FUND
(UNAUDITED)

                                     PAR
                          MATURITY  (000)      VALUE
                          --------  ------  ------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
Vandalia General Obligation
      5.35%.............. 12/01/09  $  505  $    526,463
  West Clermont Local School
    District General Obligation
      5.65%.............. 12/01/08   1,030     1,114,975
  Westlake City School District
    General Obligation Series A
      6.20%.............. 12/01/06     625       700,781
  Westlake General Obligation
      5.30%.............. 12/01/03     500       521,250
  Worthington City School District
    General Obligation
      5.80%.............. 12/01/01   1,200     1,272,000
      5.85%.............. 12/01/02     500       535,000
  Wright State University General
    Receipts
      4.90%.............. 05/01/05     500       511,875
  Youngstown City School District
    Revenue Anticipation Notes
      5.40%.............. 06/15/98   1,000     1,005,300
      5.35%.............. 06/15/99   1,000     1,016,250
                                            ------------
TOTAL MUNICIPAL BONDS.....................   103,116,660
                                            ------------
  (Cost $100,191,288)

                                 NUMBER
                                OF SHARES     VALUE
                                ---------  ------------
INVESTMENT COMPANIES -- 1.7%
  Federated Investors Ohio
    Municipal Cash Trust......  1,774,096  $  1,774,096
                                           ------------
    (Cost $1,774,096)
TOTAL INVESTMENTS -- 100.0%                $104,890,756
                                           ============
    (Cost $101,965,384*)

---------------
* Also cost for Federal income tax purposes.

The gross unrealized appreciation (depreciation) for
Federal income tax purposes is as follows:
  Gross appreciation........................  $2,933,901
  Gross depreciation........................      (8,529)
                                              ----------
                                              $2,925,372
                                              ----------

                             See Accompanying Notes

LOGO   FINANCIAL HIGHLIGHTS

                           ARMADA OHIO TAX EXEMPT FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                            FOR THE SIX MONTHS                            FOR THE YEAR ENDED MAY 31,
                            ENDED NOVEMBER 30,     ------------------------------------------------------------------------
                                   1997
                               (UNAUDITED)                  1997                     1996                     1995
                          ----------------------   ----------------------   ----------------------   ----------------------
                          INSTITUTIONAL   RETAIL   INSTITUTIONAL   RETAIL   INSTITUTIONAL   RETAIL   INSTITUTIONAL   RETAIL
                          -------------   ------   -------------   ------   -------------   ------   -------------   ------
Net asset value,
 beginning of period.....   $   10.86     $10.82      $ 10.70      $10.66      $ 10.74      $10.70      $ 10.57      $10.53
                             --------     ------      -------      ------      -------      ------      -------      ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income...        0.25       0.25         0.51        0.51         0.50        0.50         0.50        0.50
 Net gain/(loss) on
   securities (realized
   and unrealized).......        0.20       0.20         0.16        0.16        (0.04)      (0.04)        0.17        0.17
                             --------     ------      -------      ------      -------      ------      -------      ------
     Total from
       investment
       operations........        0.45       0.45         0.67        0.67         0.46        0.46         0.67        0.67
                             --------     ------      -------      ------      -------      ------      -------      ------
LESS DISTRIBUTIONS
 Dividends from net
   investment income.....       (0.25)     (0.25)       (0.51)      (0.51)       (0.50)      (0.50)       (0.50)      (0.50)
 Dividends in excess of
   net investment
   income................       (0.00)     (0.00)       (0.00)      (0.00)       (0.00)      (0.00)       (0.00)      (0.00)
 Dividends in excess of
   net realized capital
   gains.................       (0.00)     (0.00)       (0.00)      (0.00)       (0.00)      (0.00)       (0.00)      (0.00)
                             --------     ------      -------      ------      -------      ------      -------      ------
     Total
       distributions.....       (0.25)     (0.25)       (0.51)      (0.51)       (0.50)      (0.50)       (0.50)      (0.50)
                             --------     ------      -------      ------      -------      ------      -------      ------
Net asset value, end of
 period..................   $   11.06     $11.02      $ 10.86      $10.82      $ 10.70      $10.66      $ 10.74      $10.70
                             ========     ======      =======      ======      =======      ======      =======      ======
TOTAL RETURN.............        8.59%(4)   8.60%(3,4)   6.37%       6.38%(3)     4.36%       4.35%(3)     6.61%       6.64%(3)
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
   period (in 000's).....   $ 102,498     $4,083      $91,366      $3,535      $82,886      $2,869      $71,996      $3,168
 Ratio of expenses to
   average net assets....        0.25%(1,4) 0.25%(2,4)   0.24%(1)    0.24%(2)     0.26%(1)    0.26%(2)     0.24%(1)    0.24%(2)
 Ratio of net investment
   income to average net
   assets................        4.62%(1,4) 4.62%(2,4)   4.71%(1)    4.71%(2)     4.68%(1)    4.68%(2)     4.82%(1)    4.82%(2)
 Portfolio turnover
   rate..................          13%        13%          23%         23%          10%         10%           3%          3%


                                    1994                     1993
                           ----------------------   ----------------------
                           INSTITUTIONAL   RETAIL   INSTITUTIONAL   RETAIL
                           -------------   ------   -------------   ------
                          <
Net asset value,
 beginning of period.....     $ 10.84      $10.80      $ 10.33      $10.30
                              -------      ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income...        0.52        0.52         0.51        0.51
 Net gain/(loss) on
   securities (realized
   and unrealized).......       (0.26)      (0.26)        0.56        0.54
                              -------      ------
     Total from
       investment
       operations........        0.26        0.26         1.07        1.05
                              -------      ------
LESS DISTRIBUTIONS
 Dividends from net
   investment income.....       (0.52)      (0.52)       (0.51)      (0.51)
 Dividends in excess of
   net investment
   income................       (0.00)      (0.00)       (0.05)      (0.04)
 Dividends in excess of
   net realized capital
   gains.................       (0.01)      (0.01)       (0.00)      (0.00)
                              -------      ------
     Total
       distributions.....       (0.53)      (0.53)       (0.56)      (0.55)
                              -------      ------
Net asset value, end of
 period..................     $ 10.57      $10.53      $ 10.84      $10.80
                              =======      ======      =======      ======
TOTAL RETURN.............        2.28%       2.29%(3)    10.36%     10.27%(3)
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
   period (in 000's).....     $63,133      $2,725      $40,080     $1,466
 Ratio of expenses to
   average net assets....        0.33%(1)    0.33%(2)     0.09%(1)   0.09%(2)
 Ratio of net investment
   income to average net
   assets................        4.54%(1)    4.54%(2)     5.00%(1)   5.00%(2)
 Portfolio turnover
   rate..................           2%          2%          11%        11%

(1)The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the period ended November 30, 1997 and for the year ended May 31, 1997 would have been .80% and 4.07%, and .79% and 4.16%, respectively. The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the years ended May 31, 1996 and 1995 would have been .83% and 4.11%, and .80% and 4.26%, respectively. The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the years ended May 31, 1994 and 1993 would have been .88% and 3.99%, and .64% and 4.45%, respectively.

(2)The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the period ended November 30, 1997 and for the year ended May 31, 1997 would have been .80% and 4.07%, and .79% and 4.16%, respectively. The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the years ended May 31, 1996 and 1995 would have been .83% and 4.11%, and .78% and 4.27%, respectively. The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the years ended May 31, 1994 and 1993 would have been .88% and 3.99%, and .64% and 4.45%, respectively.

(3)Total return excludes sales charge.

(4)Annualized.

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA PENNSYLVANIA MUNICIPAL FUND
(UNAUDITED)

                                      PAR
                           MATURITY  (000)      VALUE
                           --------  ------  -----------
MUNICIPAL BONDS -- 98.1%
PENNSYLVANIA -- 98.1%
  Allegheny County Higher Education
    Building Authority Revenue
    (Duquesne University Project),
    (AMBAC Insured)
      6.50%............... 03/01/10  $  380  $   435,100
  Allegheny County Hospital
    Development Authority Revenue
    (Magee Woman's Hospital
    Project), Series O, Escrowed to
    Maturity
      10.13%.............. 10/01/02     125      143,594
  Allegheny County Industrial
    Development Authority Revenue
    (LOC Mellon Bank)
      5.25%............... 12/01/00     685      701,269
  Allegheny County Sanitation
    Authority Sewer Revenue (FGIC
    Insured)
      0.00%............... 12/01/08   2,750    1,612,187
  Ambridge Area School District
    General Obligation (FGIC
    Insured)
      4.75%............... 12/01/97     500      493,750
  Bradford Area School District
    General Obligation, (FGIC
    Insured)
      5.25%............... 10/01/05   1,000    1,046,250
  Bucks County Community College
    Authority College Building
    Revenue
      5.30%............... 06/15/10     100      102,375
  Butler County Sewer Authority
    Prerefunded Revenue
      7.25%............... 01/01/04     115      128,225
  Cumberland County Revenue
    (Messiah College Project),
    (AMBAC Insured)
      5.00%............... 10/01/06   1,000    1,022,500
  Dauphin County General Authority
    Revenue (Health Center
    Project), (AMBAC Insured)
      5.40%............... 06/01/02     800      833,000

                                      PAR
                           MATURITY  (000)      VALUE
                           --------  ------  -----------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Delaware County General
    Obligation
      5.00%............... 11/15/07  $1,000  $ 1,030,000
  Delaware River Port Authority
    Revenue (PA & NJ Bridges),
    (AMBAC Insured)
      7.38%............... 01/01/99   1,500    1,579,425
  Delaware River Port Authority
    Revenue (PA & NJ Bridges),
    (AMBAC Insured) Escrowed To
    Maturity
      6.00%............... 01/15/10     625      671,875
  East Pennsboro Area School
    District General Obligation,
    (FGIC Insured)
      0.00%............... 09/01/98     100       59,802
  Erie County Prison Authority
    Lease Prerefunded Revenue
    Series 1991, (MBIA Insured)
      6.60%............... 11/01/01   1,000    1,083,750
  Greene County Industrial
    Development Authority Pollution
    Control Revenue
      6.10%............... 02/01/07     125      125,565
  Lower Providence Township General
    Obligation, (MBIA Insured)
      5.00%............... 05/01/06     215      217,956
  Middletown Township, Bucks County
    Special Obligation, Escrowed To
    Maturity
      6.10%............... 10/01/00     290      301,237
  Monroeville Hospital Authority
    Prerefunded Revenue (East
    Suburban Health Center Project)
      7.60%............... 07/01/04     970    1,094,887
  Montgomery County Hospital
    Authority Revenue (Suburban
    General Hospital Project),
    Escrowed To Maturity
      7.75%............... 05/01/02     135      146,137
  Moon Area School District,
    General Obligation, Series A
      0.00%............... 11/15/11   1,520      752,400

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA PENNSYLVANIA MUNICIPAL FUND
(UNAUDITED)

                                      PAR
                           MATURITY  (000)      VALUE
                           --------  ------  -----------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
Northampton County Higher Education
Authority Revenue (Moravian College
Project), (AMBAC Insured)
      5.50%............... 07/01/07  $  900  $   956,250
  Penn Hills Township General
    Obligation, (AMBAC Insured)
      5.50%............... 12/01/04   1,000    1,071,250
  Pennsbury School District General
    Obligation Revenue, Series A
      5.10%............... 07/15/99     500      500,390
  Pennsylvania Children's Hospital
    & Higher Education Facilities
    Authority Prerefunded Revenue,
    Series A
      6.50%............... 02/15/02     200      219,750
  Pennsylvania State First Series
      5.13%............... 03/15/12   1,475    1,489,750
  Pennsylvania State General
    Obligation, Series 1
      6.20%............... 03/15/02     900      970,875
  Pennsylvania State Higher
    Education Assistance Agency
    Revenue (Student Loan), Series
    A, (FGIC Insured)
      6.80%............... 12/01/00     685      732,950
  Pennsylvania State Higher
    Education Facilities Authority
    Revenue Bond (University of
    Pennsylvania Project)
    Series A
      6.50%............... 09/01/04     250      280,000
      5.55%............... 09/01/05   1,300    1,356,875
    Series B
      5.25%............... 01/01/06     100      104,250
  Pennsylvania State Housing
    Finance Agency Revenue (Single
    Family Mortgage), Series Z
      7.00%............... 10/01/00      50       53,187
                                      PAR
                           MATURITY  (000)      VALUE
                           --------  ------  -----------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Industrial
    Development Authority Revenue
    Economic Development Series
    1994 (AMBAC Insured)
      5.80%............... 07/01/09  $  450  $   487,688
  Pennsylvania State Infrastructure
    Investment Authority Revenue
    (Pennvest), Subseries B
      6.45%............... 09/01/02   1,500    1,655,625
  Pennsylvania State
    Intergovernmental Co-Op
    Authority Special Tax
    Prerefunded Revenue (City of
    Philadelphia Funding Project)
      6.80%............... 06/15/02     500      550,000
  Pennsylvania State Turnpike
    Commission Revenue, Series O,
    (FGIC Insured)
      5.25%............... 12/01/01   1,010    1,049,138
  Philadelphia Gas Works
    Prerefunded Revenue,
    Series 13
      7.70%............... 06/15/01     460      519,225
    Series 14, (FSA Insured)
      6.25%............... 07/01/03     300      327,750
  Philadelphia Hospital Revenue
    (Graduate Hospital Project),
    Escrowed To Maturity
      7.00%............... 07/01/10     395      448,819
  Philadelphia School District
    General Obligation, Series A,
    (MBIA Insured)
      5.80%............... 07/01/04     465      496,388
  Philadelphia Thomas Jefferson
    University Hospital Revenue,
    Escrowed To Maturity
      7.00%............... 07/01/08     205      230,369
  Philadelphia Water & Waste
    Authority Revenue (MBIA
    Insured)
      5.50%............... 06/15/07   1,500    1,593,750
    Series 1995
      6.75%............... 08/01/03     200      223,500

                             See Accompanying Notes

LOGO   PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1997           ARMADA PENNSYLVANIA MUNICIPAL FUND
(UNAUDITED)

                                      PAR
                           MATURITY  (000)      VALUE
                           --------  ------  -----------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
Pittsburgh & Allegheny County
Auditorium Authority Revenue (AMBAC
Insured)
      6.40%............... 12/01/01  $  800  $   800,776
  Pittsburgh General Obligation
    Series A, (MBIA Insured)
      5.50%............... 09/01/04     955    1,005,138
  Scranton-Lackawanna Health &
    Welfare Authority Revenue,
    Escrowed To Maturity
      6.63%............... 07/01/09     520      580,450
  Seneca Valley School District
    General Obligation, Series A,
    (FGIC Insured)
      5.70%............... 07/01/02   1,000    1,047,500
  Swarthmore Borough College
    Authority Revenue
      6.00%............... 09/15/02     855      924,469
  Tyrone School District General
    Obligation, (MBIA Insured)
      5.70%............... 09/15/01   1,250    1,293,750
  Union City Higher Education
    Facilities Financing Authority
    Revenue (Bucknell University
    Project), (MBIA Insured)
      6.20%............... 04/01/02   1,000    1,075,000
  Westmoreland County Municipal
    Authority Revenue
      2.00%............... 07/01/07     500      393,750
                                      PAR
                           MATURITY  (000)      VALUE
                           --------  ------  -----------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Westmoreland County Municipal
    Authority Revenue (FGIC
    Insured)
      0.00%............... 07/01/08  $  500      301,250
                                             -----------
  TOTAL MUNICIPAL BONDS....................  $36,321,146
                                             -----------
    (Cost $34,909,221)

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
INVESTMENT COMPANIES -- 1.9%
  Federated Investors
    Pennsylvania Municipal Cash
    Trust.......................     716,312        $716,312
    (Cost $716,312)
TOTAL INVESTMENTS -- 100.0%                      $37,037,458
    (Cost $35,625,533*)
---------------
* Also cost for Federal income tax purposes.
The gross unrealized appreciation (depreciation) for Federal income tax purposes is as follows:
  Gross appreciation........................      $1,416,081
  Gross depreciation........................         (4,156)
                                                  $1,411,925

LOC -- Letter of Credit
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Insurance Association

                             See Accompanying Notes

LOGO   FINANCIAL HIGHLIGHTS

                            ARMADA PENNSYLVANIA MUNICIPAL FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  FOR THE SIX
                                  MONTHS ENDED                   FOR THE
                               NOVEMBER 30, 1997               YEAR ENDED            FOR THE         FOR THE          FOR THE
                                  (UNAUDITED)                MAY 31, 1997(5)       PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                            ------------------------     -----------------------     MAY 31,        APRIL 30,        APRIL 30,
                            INSTITUTIONAL     RETAIL     INSTITUTIONAL   RETAIL(6)   1996(5)         1996(5)          1995(5)
                            -------------     ------     -------------   -------   ------------   --------------   --------------
Net asset value, beginning
  of period................    $ 10.22        $10.22        $ 10.08      $ 10.13     $  10.12        $  10.04         $  10.00
                              --------        ------       --------       ------     --------        --------         --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income....       0.22          0.22           0.44         0.31         0.04            0.43             0.29
  Net gain/(loss) on
    securities (realized
    and unrealized)........       0.17          0.17           0.17         0.12        (0.04)           0.08             0.04
                              --------        ------       --------       ------     --------        --------         --------
      Total from investment
        operations.........       0.39          0.39           0.61         0.43         0.00            0.51             0.33
                              --------        ------       --------       ------     --------        --------         --------
LESS DISTRIBUTIONS
  Dividends from net
    investment income......      (0.22)        (0.22)         (0.44)       (0.31)       (0.04)          (0.43)           (0.29)
  Dividends from net
    realized capital
    gains..................      (0.00)        (0.00)         (0.02)       (0.02)       (0.00)          (0.00)           (0.00)
  Dividends in excess of
    net realized capital
    gains..................      (0.00)        (0.00)         (0.01)       (0.01)       (0.00)          (0.00)           (0.00)
                              --------        ------       --------       ------     --------        --------         --------
      Total
        distributions......      (0.22)        (0.22)         (0.47)       (0.34)       (0.04)          (0.43)           (0.29)
                              --------        ------       --------       ------     --------        --------         --------
Net asset value, end of
  period...................    $ 10.39        $10.39        $ 10.22      $ 10.22     $  10.08        $  10.12         $  10.04
                              ========        ======       ========       ======     ========        ========         ========
TOTAL RETURN...............       7.82%(3)      7.71%(3,7)     6.21%        6.13%(7)    (0.03)%(4,7)     5.06%(7)         3.38%(4,7)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
    (in 000's).............    $37,319        $   78        $36,769      $    81     $ 38,733        $ 38,809         $ 34,638
  Ratio of expenses to
    average net assets.....       0.83%(1,3)    0.93%(2,3)     0.87%(1)     0.99(2,3)    0.85%(1,3)      0.85%(1)         0.85%(1,3)
  Ratio of net investment
    income to average net
    assets.................       4.25%(1,3)    4.15%(2,3)     4.35%(1)     4.26(2,3)    4.32%(1,3)      4.16%(1)         4.05%(1,3)
  Portfolio turnover
    rate...................         14%           14%            42%          42%           0%             22%               4%

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Adviser and other service providers for the Institutional class for the periods ended November 30, 1997, May 31, 1997, May 31, 1996, April 30, 1996 and April 30, 1995 would have been .84% and 4.24%, 1.02% and 4.20%, 1.31% and 3.86%, 1.24% and 3.77%, and 1.36% and
    3.54%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Adviser for the Retail class for the periods ended November 30, 1997 and May 31, 1997 would have been .94% and 4.14%, and 1.00% and 4.25%, respectively.

(3) Annualized.

(4) Not Annualized.

(5) Activity for the period presented includes that of the Predecessor Fund through September 6, 1996. The Predecessor Fund commenced operations on August 10, 1994. During 1996, the Predecessor Fund changed its fiscal year end from April 30 to May 31.

(6) Retail class commenced operations on September 11, 1996.

(7) Total return excludes sales charge.

                             See Accompanying Notes

LOGO   FINANCIAL STATEMENTS

                            ARMADA FUNDS TAX EXEMPT SERIES
NOVEMBER 30, 1997
STATEMENT OF ASSETS AND LIABILITIES

(UNAUDITED)

                                                                                  OHIO            PENNSYLVANIA
                                                                             TAX EXEMPT FUND     MUNICIPAL FUND
                                                                             ---------------     --------------
ASSETS
Investments at value (Cost $101,965,384 and $35,625,533, respectively).....   $ 104,890,756       $ 37,037,458
Interest and dividends receivable..........................................       2,023,133            621,819
Receivable for Fund shares sold............................................          75,000                  9
Prepaid expenses...........................................................             236              3,850
                                                                               ------------       ------------
TOTAL ASSETS...............................................................     106,989,125         37,663,136
                                                                               ------------       ------------
LIABILITIES
Dividends payable -- Institutional class...................................         375,967            131,929
Dividends payable -- Retail class..........................................          15,084                273
Payable for Fund shares redeemed...........................................              --             79,161
Accrued expenses...........................................................          16,510             54,314
                                                                               ------------       ------------
TOTAL LIABILITIES..........................................................         407,561            265,677
                                                                               ------------       ------------
NET ASSETS.................................................................   $ 106,581,564       $ 37,397,459
                                                                               ============       ============
NET ASSETS CONSIST OF:
Paid-in capital............................................................   $ 103,460,443       $ 35,946,141
Undistributed net realized gain on investments sold........................         195,749             39,393
Net unrealized appreciation on investments.................................       2,925,372          1,411,925
                                                                               ------------       ------------
                                                                              $ 106,581,564       $ 37,397,459
                                                                               ============       ============
Net Assets -- Institutional class..........................................   $ 102,498,373       $ 37,319,359
Shares outstanding -- Institutional class..................................       9,265,623          3,592,607
Net asset value, Offering and Redemption price per share -- Institutional
  class....................................................................   $       11.06       $      10.39
                                                                               ============       ============
Net Assets -- Retail class.................................................   $   4,083,191       $     78,100
Shares outstanding -- Retail class.........................................         370,420              7,518
Net asset value and Redemption price per share -- Retail class.............   $       11.02       $      10.39
                                                                               ============       ============
Maximum sales charge -- Retail class.......................................           3.00%              3.00%
Maximum offering price per Retail share....................................   $       11.36       $      10.71
                                                                               ============       ============

                             See Accompanying Notes

LOGO   FINANCIAL STATEMENTS

                            ARMADA FUNDS TAX EXEMPT SERIES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
(UNAUDITED)

                                                                                  OHIO            PENNSYLVANIA
                                                                             TAX EXEMPT FUND     MUNICIPAL FUND
                                                                             ---------------     --------------
INVESTMENT INCOME:
  Interest.................................................................    $ 2,399,487         $  953,504
                                                                                ----------         ----------
EXPENSES:
  Investment Advisory fees.................................................        271,303            103,167
  Administration fees......................................................         49,328             18,758
  12b-1 fees...............................................................         19,731                 --
  Transfer Agent fees......................................................         19,169              6,447
  Distribution fees........................................................         10,606              5,634
  Custodian fees...........................................................          9,900              3,786
  Legal fees...............................................................          5,386              1,206
  Printing and shareholder reports.........................................          3,191              1,395
  Audit fees...............................................................          2,894              2,502
  Insurance................................................................            989                288
  Registration and filing fees.............................................            912              3,788
  Trustees' fees...........................................................            563                956
  Miscellaneous............................................................            442              7,872
  Amortization of organization costs.......................................             --              1,695
  Shareholder servicing fees -- Retail class only..........................             --                 41
  Fees waived by Investment Adviser........................................       (271,303)            (1,876)
                                                                                ----------         ----------
    Total expenses.........................................................        123,111            155,659
                                                                                ----------         ----------
NET INVESTMENT INCOME......................................................      2,276,376            797,845
                                                                                ----------         ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments sold....................................        195,745              1,009
  Net change in unrealized appreciation on investments.....................      1,571,480            620,684
                                                                                ----------         ----------
  Net gain on investments..................................................      1,767,225            621,693
                                                                                ----------         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................    $ 4,043,601         $1,419,538
                                                                                ==========         ==========

                             See Accompanying Notes

LOGO   FINANCIAL STATEMENTS

                            ARMADA FUNDS TAX EXEMPT SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                       OHIO TAX EXEMPT FUND             PENNSYLVANIA MUNICIPAL FUND
                                                 --------------------------------   -----------------------------------
                                                      FOR THE                            FOR THE
                                                 SIX MONTHS ENDED      FOR THE      SIX MONTHS ENDED        FOR THE
                                                 NOVEMBER 30, 1997    YEAR ENDED    NOVEMBER 30, 1997     YEAR ENDED
                                                    (UNAUDITED)      MAY 31, 1997      (UNAUDITED)      MAY 31, 1997(1)
                                                 -----------------   ------------   -----------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
  Net investment income........................    $   2,276,376     $ 4,198,605       $   797,845        $ 1,622,554
  Net realized gain on investments sold........          195,745           7,711             1,009             68,280
  Net change in unrealized appreciation on
    investments................................        1,571,480       1,308,094           620,684            567,567
                                                    ------------     -----------       -----------        -----------
Net increase in net assets resulting from
  operations...................................        4,043,601       5,514,410         1,419,538          2,258,401
                                                    ------------     -----------       -----------        -----------
Distributions to shareholders from net
  investment income............................       (2,276,376)     (4,198,605)         (797,845)        (1,622,554)
Distributions to shareholders from net realized
  capital gains................................               --              --                --            (68,280)
Distributions to shareholders in excess of net
  realized capital gains.......................               --              --                --            (43,698)
Increase/(decrease) in net assets derived from
  capital share transactions...................        9,913,541       7,830,355           (74,362)        (2,406,814)
                                                    ------------     -----------       -----------        -----------
Total increase/(decrease) in net assets........       11,680,766       9,146,160           547,331         (1,882,945)
                                                    ------------     -----------       -----------        -----------
NET ASSETS:
  Beginning of period..........................       94,900,798      85,754,638        36,850,128         38,733,073
                                                    ------------     -----------       -----------        -----------
  End of period................................    $ 106,581,564     $94,900,798       $37,397,459        $36,850,128
                                                    ============     ===========       ===========        ===========

(1) Activity for the year ended May 31, 1997 includes that of the Predecessor Fund through September 6, 1996.

                             See Accompanying Notes

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  FUND ORGANIZATION

  Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series of twenty-one funds each of which is authorized to issue two classes of shares designated as Institutional and Retail Shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different shareholder service fees and investment minimums. In addition, Retail shares are subject to a front-end sales charge, which may be reduced or waived under certain circumstances.

  The Trust currently has four Series that consist of the following Funds:

  Money Market Series
Money Market Fund, Government Money Market Fund, Treasury Money Market Fund, Tax Exempt Money Market Fund and Pennsylvania Tax Exempt Money Market Fund;

  Equity Series
International Equity Fund, Small Cap Growth Fund, Small Cap Value Fund, Equity Growth Fund, Core Equity Fund, Equity Income Fund and Equity Index Fund;

  Tax Exempt Series
Ohio Tax Exempt Fund, Pennsylvania Municipal Fund and National Tax Exempt Fund;

  Income Series
Total Return Advantage Fund, Intermediate Bond Fund, Enhanced Income Fund, GNMA Fund, Bond Fund and Real Return Advantage Fund.

  As of the date of this report, the Equity Index, National Tax Exempt and Real Return Advantage Funds have not commenced operations.

  FUND REORGANIZATION: On May 3, 1996, Integra Financial Corporation ("Integra Financial") merged into National City Corporation ("National City"). Integra Trust Company, an affiliate of Integra Financial, served as Investment Adviser to Inventor Funds, Inc. ("Inventor"). A new investment advisory agreement between Inventor and affiliates of National City received shareholder approval in May 1996.

  As part of the Reorganization, on September 9, 1996, the Inventor Pennsylvania Municipal Bond Fund (the "Predecessor Fund") transferred all of its assets and liabilities with an approximate value of $36,673,181, including net unrealized appreciation on investment securities of $344,245, in exchange for shares of Armada Pennsylvania Municipal Fund. The Reorganization was executed as a tax-free reorganization in accordance with Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). The results of operations, changes in net assets and financial highlights of the Armada Pennsylvania Municipal Fund for the year ended May 31, 1997 include those of the Predecessor Fund.

  In accordance with provisions of the Agreement, the Trust and Inventor were each responsible for the payment of their own expenses incurred in connection with the Reorganization to the extent not borne by their respective Investment Advisers. Accordingly, the Trust recognized approximately $200,000 in costs connected with the Reorganization, which has been allocated among the various funds in the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Ohio Tax Exempt and Pennsylvania Municipal Funds (the "Funds") in preparation of their financial statements.

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  The Ohio Tax Exempt and Pennsylvania Municipal Funds each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

  PORTFOLIO VALUATION: With respect to each Fund, investment securities are valued at their closing sales price if the principal market is an exchange. Other securities, and temporary cash investments acquired more than 60 days from maturity, are valued at the mean between quoted bid and asked prices. Such valuations are provided by one or more independent pricing services when such valuations are believed to reflect fair market value. When valuing securities, pricing services consider institutional size trading in similar groups of securities and any developments related to specific issues, among other things. Short-term investments with maturities of 60 days or less are generally valued on the basis of amortized cost, unless the Trust's Board of Trustees determines that this does not represent fair value.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Expenses common to all of the Funds in the Trust are allocated among them.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to declare dividends daily from net investment income and to pay such dividends no later than five business days after the end of the month. Net investment income of the Funds consists of interest accrued and original issue discount earned, less amortization of any market premium and accrued expenses. Any net realized capital gains will be distributed at least annually.

  FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and realized net capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

  ORGANIZATIONAL COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All organization expenses are being amortized on a straight-line basis over a period of five years from the date of commencement of operations.

3.  INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY TRANSACTIONS

  Fees paid by the Trust pursuant to the Advisory Agreements with National City Bank, (the "Adviser"), a wholly-owned subsidiary of National City Corporation, are payable monthly based on an annual rate of .55% of each Fund's average daily net assets. Prior to the Reorganization, Integra Trust Company served as investment adviser to the Pennsylvania Municipal Fund and Weiss, Peck & Greer LLC (the "Sub-Adviser") served as sub-adviser to Integra Trust Company. Subsequent to the Reorganization, the Sub-Adviser continued to serve under an agreement with National City Bank and was entitled to earn a fee pursuant to such

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

agreement. Effective October 1, 1997, the agreement with the Sub-Adviser terminated and the Adviser assumed full investment management responsibilities. The Adviser may from time to time waive its fees payable by the Funds. For the period ended November 30, 1997, the Adviser has earned and waived the following fees:

                            EARNED       WAIVED
                           --------     --------
  Ohio Tax Exempt Fund...  $271,303     $271,303
  Pennsylvania Municipal
     Fund................   103,167        1,876

  The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Retail shares in the Pennsylvania Municipal Fund, and in the future may implement the Services Plan with respect to the Retail shares of the Ohio Tax Exempt Fund. (See Note 6). Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Retail shares in consideration for the payment of up to .10% on an annualized basis of the net asset value of the Retail shares of the Fund. For the period ended November 30, 1997, fees paid by the Pennsylvania Municipal Fund under the Services Plan to NatCity Investments, Inc., a wholly-owned subsidiary of National City Corporation, amounted to $41.

  National City Bank serves as the Funds' Custodian. For the period ended November 30, 1997, National City Bank earned custodian fees totaling $9,900 for the Ohio Tax Exempt Fund and $3,786 for the Pennsylvania Municipal Fund.

  Pursuant to Board of Trustees' approval, SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company ("SEI" or "Distributor"), began serving as the Trust's Distributor on March 10, 1997. Each Fund pays a fee to the Distributor for distributing its shares. Under the Trust's Distribution Agreement and related Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust compensates the Distributor for services provided and expenses assumed in providing advertising, marketing, prospectus printing and other distribution services up to a maximum of .10% per annum of the average net assets of each Fund, inclusive of an annual base fee of $1,250,000, plus incentive fees related to asset growth, which are allocated among the investment funds with respect to which the Distributor is distributing shares.

  440 Financial Distributors, Inc., ("440"), a wholly-owned subsidiary of The Shareholder Services Group, Inc., and an indirect wholly-owned subsidiary of First Data Corp., served as the Trust's distributor until March 7, 1997. Each Fund reimbursed 440 for direct and indirect expenses incurred in performing distribution services, up to a maximum of .10% per annum of the average net assets of each Fund, inclusive of an annual fee of $250,000, which was allocated among the investment funds for which 440 was distributing shares.

  SEI served as distributor to the Pennsylvania Municipal Fund prior to the Reorganization. Under a Rule 12b-1 Distribution Plan, SEI earned and waived Fees at an annual rate of up to .25% of the average daily net assets of the Predecessor Fund's Class A shares.

  Each Trustee receives an annual fee of $7,500 plus $2,500 for each Board Meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $2,500 per annum for services in such capacity. Such fees are paid for services rendered to all of the investment funds and are allocated accordingly. No person who is an officer, director, trustee, or employee of the Investment Advisers, Distributor, or of any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  Expenses for the period ended November 30, 1997 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

  PFPC Inc. ("PFPC") serves as Administrator and Accounting Agent to the Trust. As compensation for services performed, each Fund pays PFPC an asset-based fee plus reimbursement of reasonable out-of-pocket expenses. An officer of PFPC serves as Treasurer to the Trust.

4.  PURCHASES AND SALES OF SECURITIES

  During the period ended November 30, 1997, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated $20,420,719 and $12,674,378, respectively, for the Ohio Tax Exempt Fund and aggregated $4,899,531 and $5,597,519, respectively, for the Pennsylvania Municipal Fund. There were no purchases or sales of U.S. government securities during the period for either of the Funds.

5.  SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized below for the Funds.

                                                FOR THE PERIOD ENDED NOVEMBER 30, 1997 (UNAUDITED)
                                            ----------------------------------------------------------
                                                INSTITUTIONAL CLASS                RETAIL CLASS
                                            ---------------------------     --------------------------
                                              SHARES          VALUE          SHARES          VALUE
                                            ----------     ------------     ---------     ------------
OHIO TAX EXEMPT FUND
Shares sold...............................   1,423,629     $ 15,698,222        70,838     $    778,745
Shares reinvested.........................       4,617           50,892         3,409           37,444
Shares repurchased........................    (574,086)      (6,319,406)      (30,381)        (332,356)
                                            ----------     ------------      --------      -----------
Net increase..............................     854,160     $  9,429,708        43,866     $    483,833
                                            ==========     ============      ========      ===========
PENNSYLVANIA MUNICIPAL FUND
Shares sold...............................     323,874     $  3,356,640            58     $        600
Shares reinvested.........................         561            5,817            35              365
Shares repurchased........................    (330,984)      (3,432,636)         (497)          (5,148)
                                            ----------     ------------      --------      -----------
Net decrease..............................      (6,549)    $    (70,179)         (404)    $     (4,183)
                                            ==========     ============      ========      ===========

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                          FOR THE YEAR ENDED MAY 31, 1997
                                              --------------------------------------------------------
                                                  INSTITUTIONAL CLASS               RETAIL CLASS
                                              ---------------------------     ------------------------
                                                SHARES          VALUE          SHARES         VALUE
                                              ----------     ------------     --------     -----------
OHIO TAX EXEMPT FUND
Shares sold.................................   2,121,364     $ 22,999,558      298,675     $ 3,163,301
Shares reinvested...........................      10,218          110,652       12,739         137,134
Shares repurchased..........................  (1,469,851)     (15,839,960)    (254,112)     (2,740,330)
                                              ----------     ------------     --------     -----------
Net increase................................     661,731     $  7,270,250       57,302     $   560,105
                                              ==========     ============     ========     ===========
PENNSYLVANIA MUNICIPAL FUND
Shares sold.................................     501,185     $  5,097,413        9,160     $    92,853
Shares reinvested...........................         340            3,460           78             796
Shares repurchased..........................    (745,498)      (7,587,820)      (1,316)        (13,516)
                                              ----------     ------------     --------     -----------
Net increase/(decrease).....................    (243,973)    $ (2,486,947)       7,922     $    80,133
                                              ==========     ============     ========     ===========

6.  SUBSEQUENT EVENTS

  Effective January 1, 1998, the Ohio Tax Exempt Fund has implemented a Shareholder Services Plan (the "Services Plan") with respect to the Retail shares of the Fund. Under the Services Plan, the Fund enters into agreements with financial institutions which provide administrative support to owners of Retail shares in consideration for payment of up to .10% on an annualized basis of the net asset value of Retail shares of the Fund.

7.  RESULTS OF PROXY VOTING

  A special meeting of the Shareholders of the Funds was held on November 19, 1997. Shareholders of the Ohio Tax Exempt and Pennsylvania Municipal Funds each approved the following proposals:

PROPOSAL 1.

  To approve a new Investment Advisory Agreement between the Trust and National City Bank.

  At least 95.68% of shareholders in each Fund voted to approve the proposal. No more than 0.14% in each Fund voted against the proposal.

PROPOSAL 3A.

  To approve changes to the fundamental investment limitation on underwriting activities.

  At least 90.17% of shareholders in each Fund voted to approve the proposal. No more than 2.46% in each fund voted against the proposal.

PROPOSAL 3B.

  To approve changes to the fundamental investment limitation on real estate related transactions.

  At least 88.13% of shareholders in each Fund voted to approve the proposal. No more than 4.49% in each Fund voted against the proposal.

PROPOSAL 3C.

  To approve changes to the fundamental investment limitation on investment in commodities.

  At least 87.85% of shareholders in each Fund voted to approve the proposal. No more than 4.57% in each Fund voted against the proposal.

PROPOSAL 3D.

  To approve changes to the fundamental investment limitation regarding industry concentration.

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  At least 88.72% of shareholders in each Fund voted to approve the proposal. No more than 3.91% in each Fund voted against the proposal.

PROPOSAL 3E.

  To approve changes to the fundamental investment limitation on loans.

  At least 85.77% of shareholders in each Fund voted to approve the proposal. No more than 3.05% in each Fund voted against the proposal.

PROPOSAL 3F.

  To approve changes to the fundamental investment limitation on borrowing and issuance of senior securities.

  At least 88.07% of shareholders in each Fund voted to approve the proposal. No more than 4.35% in each Fund voted against the proposal.

PROPOSAL 4A.

  To approve a change in the fundamental investment policies related to limitations on investments in other investment companies to make such policies non-fundamental (Pennsylvania Municipal Fund only).

  98.02% of shareholders voted to approve the proposal. 0.99% of shareholders voted against the proposal.

PROPOSAL 4B

  To approve a change in the fundamental investment policies related to limitations on illiquid securities to make such policies non-fundamental (Ohio Tax Exempt Fund only).

  91.00% of shareholders voted to approve the proposal. 0.46% of shareholders voted against the proposal.

PROPOSAL 4C.

  To approve a change in the fundamental investment policies related to limitations on purchasing securities on a margin to make such policies non-fundamental.

  At least 89.20% of shareholders in each Fund voted to approve the proposal. No more than 3.22% in each Fund voted against the proposal.

PROPOSAL 4D.

  To approve a change in the fundamental investment policies related to limitations on purchasing securities of companies for the purpose of exercising control to make such policies non-fundamental.

  At least 91.81% of shareholders in each Fund voted to approve the proposal. No more than 0.99% in each Fund voted against the proposal.

PROPOSAL 4E.

  To approve a change in the fundamental investment policies related to limitations on writing or selling put options, call options, straddles, spreads, or any combination thereof, to make such policies non-fundamental (Ohio Tax Exempt Fund only).

  89.36% of shareholders voted to approve the proposal. 3.27% of shareholders voted against the proposal.

PROPOSAL 4F.

  To approve a change in the fundamental investment policies related to limitations on purchasing or retaining securities of any issuer if officers or trustees/directors of the Trust or any of its investment advisers own beneficially more than certain percentages of that issuer's securities to make such policies non-fundamental (Ohio Tax Exempt Fund only).

  89.15% of shareholders voted to approve the proposal. 2.89% of shareholders voted against the proposal.

LOGO  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

PROPOSAL 4H.

  To approve changes in the fundamental policies related to limitations on investments in securities of any one issuer applicable to the Funds which is classified as a non diversified fund under the investment Company Act of 1940 to make such policies non-fundamental.

  At least 89.15% of shareholders in each Fund voted to approve the proposal. No more than 2.89% in each Fund voted against the proposal.

PROPOSAL 5.

  To approve a change in the fundamental investment objective to make the investment objective non-fundamental.

  At least 87.26% of shareholders in each Fund voted to approve the proposal. No more than 3.27% in each Fund voted against the proposal.

PROPOSAL 6.

  Election of Trustees for all Armada Funds -- Institutional and Retail.

  At least 92.53% of voting shareholders voted to elect each Trustee. No more than 7.47% of voting shareholders withheld authority to elect a Trustee.

LOGO   ARMADA FUNDS

BOARD OF TRUSTEES

ROBERT D. NEARY
Chairman
Retired Co-Chairman, Ernst & Young
Director:
Cold Metal Products, Inc.
Zurn Industries, Inc.

HERBERT R. MARTENS, JR.
President
Executive Vice President,
     National City Corporation
Chairman, President and Chief Executive
     Officer, NatCity Investments, Inc.

LEIGH CARTER
Retired President and Chief Operating
     Officer, B.F. Goodrich Company
Director:
Acromed Corporation
Kirtland Capital Corporation
Morrison Products

JOHN F. DURKOTT
President and Chief Operating Officer,
     Kittle's Home Furnishing's Center, Inc.
ROBERT J. FARLING
Retired Chairman, President and
     Chief Executive Officer, Centerior Energy
Director:
Republic Engineered Steels

RICHARD W. FURST, DEAN
Professor of Finance and Dean
     Carol Martin Gatton College of Business
     and Economics, University of Kentucky
Director:
Foam Design, Inc.
The Seed Corporation

GERALD L. GHERLEIN
Executive Vice President and General
     Counsel, Eaton Corporation
Trustee:
Meridia Health System
WVIZ Educational Television

J. WILLIAM PULLEN
President and Chief Executive Officer,
     Whayne Supply Company

LOGO   NOTES

[ARMADA FUNDS LOGO]                                         BULK RATE
                                                           U.S POSTAGE
Oaks, Pennsylvania 19456                                       PAID
                                                          CLEVELAND, OH
                                                         PERMIT NO. 1535


INVESTMENT ADVISER

AFFILIATE OF
NATIONAL CITY
CORPORATION

National City Bank
1900 East Ninth Street
Cleveland, Ohio 44114



AF-806 (1/98)